Equity Incentive Plan (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 24, 2021	Mar. 31, 2020	Dec. 31, 2021	Aug. 14, 2021
Class B Common Units Profits Interests Converted Due To The Conversion From An Llc To A C-corporation	277,448
Class B Common Units Profits Interests Converted Into Options	277,448
Incremental Stock-based Compensation Expense		$ 1,339,993
Common Stock Shares Authorized Under Plan			90,000,000	90,000,000
Minimum
Class B Common Units Profits Interests Converted Into Options, Exercise Price	$ 6.314
Maximum
Class B Common Units Profits Interests Converted Into Options, Exercise Price	$ 5.74
2021 Omnibus Equity Incentive Plan
Common Stock Shares Authorized Under Plan			1,648,213
Stock Awards Granted, Exercisable Period			10 years
Stock Awards Granted, Vesting Period			four years for employees and one year for directors of the Company’s board and consultants
Additional Shares Reserved For Future Issuance			1,125,014
Common Stock Traded Price			$ 1.74
Stock Option
Unrecognized Compensation Cost, Stock Options			$ 1,200,000
Unrecognized Compensation Cost, Period For Recognition			2 years 9 months 18 days